UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Zinc Capital Management, LLC
Address:   711 Fifth Avenue, 5th floor
           New York, NY 10022

13F File Number: 028-11036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bradley Zipper
Title:  Managing Member
Phone:  (212) 813-2800

Signature, Place and Date of Signing:

/s/ Bradley Zipper                 New York, New York           August 11, 2005
----------------------         -------------------------    --------------------
     [Signature]                   [City, State]                   [Date]

There are no positions to report on this Form 13F as a result of the winding up of Zinc Capital GP, LLC, Zinc Partners II, LP and Zinc Partners, LP, the only clients of Zinc Capital Management, LLC. All assets have been distributed to the clients of those funds.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       0

Form 13F Information Table Value Total:      $0

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

23197.0001 #591109